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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-2565

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                          ING MONEY MARKET PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


       (Name and address of agent for service)      With copies to:


               Theresa K. Kelety, Esq.           Philip H. Newman, Esq.
                 ING Investments, LLC             Goodwin Procter, LLP
       7337 E. Doubletree Ranch Road, Suite 100      Exchange Place
                 Scottsdale, AZ 85258               53 State Street
                                                    Boston, MA 02109


      Registrant's telephone number, including area code: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 - June 30, 2013

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02565
Reporting Period: 07/01/2012 - 06/30/2013
ING Money Market Portfolio


========================== ING Money Market Portfolio ==========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING MONEY MARKET PORTFOLIO

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 23, 2013